(LOSS) INCOME PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net (loss) income	$ (1,433)	$ 91	$ (8,618)	$ (2,447)	$ (2,756)	$ (15,036)
Basic weighted average common stock outstanding	15,220,948	11,838,032	13,686,686	11,528,371	11,725,422	7,246,625
Basic loss per share	$ (0.09)	$ 0.01	$ (0.63)	$ (0.21)	$ (0.24)	$ (2.07)
Dilutive effect of stock options and warrants		3,886,071
Dilutive weighted average common stock outstanding	15,220,948	15,724,103	13,686,686	11,528,371	11,725,422	7,246,625
Diluted loss per share	$ (0.09)	$ 0.01	$ (0.63)	$ (0.21)	$ (0.24)	$ (2.07)
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted weighted average common shares			882,582	227,893	1,204,233	748,600
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted weighted average common shares			3,940,006	462,068	3,940,006	3,665,006